CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Other receivables, allowance for doubtful accounts	$ 3,578	$ 3,500	$ 3,500
Property and equipment, accumulated depreciation	$ 290,872	$ 285,796	$ 65,565
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	73,127,686	73,127,686	60,000,000
Common Stock, shares outstanding	73,127,686	73,127,686	60,000,000